Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 13 - SUBSEQUENT EVENTS:

a.	On January 20, 2021, the Company’s Board of Directors approved an increase of the authorized share capital of the Company by an additional 225,000,000 ordinary shares par value $0.001 per share, such that the authorized share capital of the Company following such increase shall be consisting of 300,000,000 ordinary shares.

b.	Refer to Note 9b-c regarding exercising of warrants.

c.	On March 22, 2021, the Company undertook to issue to certain investors (the “Investors”) 22,222,223 units (the “Units”) in exchange for an aggregate purchase price of $20 million. Each Unit consists of (i) one share of the Company’s common stock and (ii) one warrant to purchase one share of common stock with an exercise price of US$1.15 per share (the “Warrant” and the “Exercise Price”). Each Warrant is exercisable until the close of business on March 31, 2026.

Pursuant to the terms of the Warrants, following April 1, 2024, if the closing price of the common stock equal or exceeds 135% of the Exercise Price (subject to appropriate adjustments for stock splits, stock dividends, stock combinations and other similar transactions after the issue date of the Warrants) for any thirty (30) consecutive trading days, the Company may force the exercise of the Warrants, in whole or in part, by delivering to the Investors a notice of forced exercise.